Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash	$ 15,598	$ 7,000
Total assets	15,598	7,000
Property and equipment, net of accumulated depreciation of $104	465
Total current assets	16,063	7,000
Current Liabilities
Accrued expenses	3,000	3,000
STOCKHOLDER’S EQUITY
Common stock, $.001 par value, 100,000,000 shares authorized, 9,000,000 (2010-7,000,000) shares issued and outstanding	9,000	7,000
Additional paid in capital	13,000
Deficit accumulated during the Development stage	(8,937)	(3,000)
Total stockholder’s equity	13,063	4,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ 16,063	$ 7,000